Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 22, 2018	Jun. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	ENERGY RESOURCES 12, L.P.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		3,600,462
Entity Public Float			$ 0
Amendment Flag	false
Entity Central Index Key	0001696088
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY